PENSION LIABILITIES, NET (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Liability, Defined Benefit Plan [Abstract]
2022	$ 165
2023	160
2024	163
2025	166
2026 and thereafter	1,858
Expected benefit payments, total	$ 2,512